FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Financial assets and financial liabilities (Details) $ in Thousands	Nov. 30, 2021 CAD ($)
Accounts Payable and Accrued Liabilities [Member]
Financial assets and financial liabilities
Financial liabilities at amortized cost	$ 36,926
Total	36,926
Contingent consideration [member]
Financial assets and financial liabilities
Financial liabilities designated as fair value through profit and loss	2,618
Total	2,618
Other Liability [Member]
Financial assets and financial liabilities
Financial liabilities at amortized cost	11,368
Total	11,368
Contractual obligation
Financial assets and financial liabilities
Financial liabilities at amortized cost	8,879
Total	8,879
Lease liabilities [member]
Financial assets and financial liabilities
Financial liabilities at amortized cost	5,644
Total	5,644
Term loan and other debt [member]
Financial assets and financial liabilities
Financial liabilities at amortized cost	9,739
Total	9,739
Cash [Member]
Financial assets and financial liabilities
Financial assets at amortized cost	16,053
Total	16,053
Restricted short-term investments [Member]
Financial assets and financial liabilities
Financial assets designated as fair value through profit and loss	301
Total	301
Trade receivables [member]
Financial assets and financial liabilities
Financial assets at amortized cost	28,224
Total	28,224
Indemnity Asset [Member]
Financial assets and financial liabilities
Financial assets at amortized cost	11,368
Total	$ 11,368